Note 13 - Stock Options and Contributed Surplus - Components of Contributed Surplus (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Statement Line Items [Line Items]
Equity	$ 32,242,641	$ 15,419,418		$ 15,419,418
Equity	23,072,781	32,242,641	$ 15,419,418	23,072,781
Share premium [member]
Statement Line Items [Line Items]
Equity	29,062,874	25,618,159	23,616,664	25,618,159
Stock-based compensation	3,174,924	4,070,264	4,818,120
Fair value of stock options exercised	(134,831)	(1,737,879)	(2,816,625)
Fair value of expired warrants		1,112,330
Equity	$ 32,102,967	$ 29,062,874	$ 25,618,159	$ 32,102,967